Fair Value Measurements, Valuation Techniques (Details) (Pricing Models Valuation Technique [Member], Fair Value, Measurements, Nonrecurring [Member])	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Mortgage Banking Derivatives [Member] | Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Inputs, Pull Through Rate	100.00%	100.00%
Mortgage Banking Derivatives [Member] | Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Inputs, Pull Through Rate	68.70%	68.90%
Impaired Loans, Net [Member] | Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Inputs, Discount Rates Applied to Appraisals	30.00%	30.00%
Impaired Loans, Net [Member] | Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Inputs, Discount Rates Applied to Appraisals	15.00%	15.00%
Real Estate Owned [Member] | Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Inputs, Discount Rates Applied to Appraisals	89.40%	76.50%
Real Estate Owned [Member] | Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Inputs, Discount Rates Applied to Appraisals	5.00%	5.00%